SHARE-BASED PAYMENTS - Options granted to employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Number of options
Number of options, Granted (in shares) | shares	0	0		0	0
Aggregate intrinsic Value
Total fair value of the equity awards vested | $	$ 1,347
2008 Plan | Options granted to employees
Number of options
Number of options, Beginning of the year (in shares) | shares	1,804,456	1,804,456
Number of options, Exercised (in shares) | shares	(542,353)	(542,353)
Number of options, Forfeited/Expired (in shares) | shares	(12,668)	(12,668)
Number of options, End of the year (in shares) | shares	1,249,435	1,249,435		1,804,456
Vested and expected to vest, End of the year (in shares) | shares	17,237,222
Exercisable, End of the year (in shares) | shares	1,249,435
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share)	$ 0.75
Weighted-average exercise price, Exercised (in dollars per share)	0.75
Weighted-average exercise price, Forfeited/Expired (in dollars per share)	0.75
Weighted-average exercise price, End of the year (in dollars per share)	0.75		$ 0.75
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share)	0.67
Weighted-average exercise price, Exercisable at end of the year (in dollars per share)	0.75
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share)	6.93
Weighted-average grant-date fair value, Exercised (in dollars per share)	7.08
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share)	8.96
Weighted-average grant-date fair value, End of the year (in dollars per share)	6.86		$ 6.93
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share)	2.37
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share)	$ 6.86
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)	10 years 7 days	10 years 7 days		11 years 18 days
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)	6 years 8 months 1 day	6 years 8 months 1 day
Weighted-average remaining contractual term, Exercisable at end of the year (in years)	10 years 7 days	10 years 7 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $	$ 128		$ 2,329
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $	3,194
Aggregate intrinsic Value, Exercisable at end of the year | $	128
Intrinsic value of options exercised	$ 138,825	¥ 884,679		¥ 881,376	¥ 860,607
Number of options, Exercised (in shares) | shares	542,353	542,353
Total fair value of the equity awards vested | ¥		¥ 8,583		¥ 34,671	¥ 48,452
2017 Plan | Options granted to employees
Number of options
Number of options, Beginning of the year (in shares) | shares	0	0		0
Number of options, Granted (in shares) | shares				0	0
Number of options, End of the year (in shares) | shares				0	0